Warrants - Series F warrant liability (Q1) (Details) - USD ($) $ / shares in Units, $ in Millions							1 Months Ended			3 Months Ended	8 Months Ended	12 Months Ended
	Nov. 30, 2020	Jul. 20, 2020	Jun. 24, 2020	Mar. 17, 2020	Dec. 19, 2019	Nov. 04, 2019	Oct. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Issued (in shares)	400,000	200,000	1,000,000	1,003,232	937,500	11,000		570,258	1,990,624	3,288,400	17,414,030	49,928,469
Warrants, exercise price (in dollars per share)	$ 1.00	$ 1.05	$ 1.25	$ 1.62	$ 5.00	$ 5.00		$ 0.65	$ 0.75
Term of warrants	72 months		84 months		24 months	24 months
Series F Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Adjustment to additional paid-in capital for discount on preferred stock							$ 14.6
Series F Warrants
Class of Warrant or Right [Line Items]
Issued (in shares)							43,403,130
Warrants, exercise price (in dollars per share)							$ 0.75
Term of warrants							72 months